Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	10,876,248	8,296,248	5,681,248
Treasury stock, shares	1,534	1,534	1,534